Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.6% of Net Assets
	Canada — 0.6%
9,477	Constellation Software, Inc.(a)	$17,841,417
	France — 0.3%
14,087	LVMH Moet Hennessy Louis Vuitton SE	7,790,958
	Japan — 1.3%
1,271,361	Nomura Research Institute Ltd.	35,666,726
	Netherlands — 3.4%
47,847	ASML Holding NV	94,745,451
	Sweden — 1.5%
2,143,098	Atlas Copco AB, Class A	43,438,436
	Taiwan — 3.9%
1,409,000	Taiwan Semiconductor Manufacturing Co. Ltd.	111,156,364
	United Kingdom — 1.2%
350,174	Halma PLC	18,303,028
138,106	London Stock Exchange Group PLC	14,931,406
		33,234,434
	United States — 55.4%
214,401	Airbnb, Inc., Class A(b)	30,680,783
252,211	Alphabet, Inc., Class A	90,132,645
377,863	Amazon.com, Inc.(b)	90,059,867
32,000	AppLovin Corp., Class A(b)	16,487,360
48,067	BlackRock, Inc.	46,219,305
813,523	Booking Holdings, Inc.	145,002,340
212,589	Broadcom, Inc.	80,305,495
40,690	Costco Wholesale Corp.	38,064,274
83,540	Cummins, Inc.	59,581,563
124,256	Danaher Corp.	23,668,283
46,850	Goldman Sachs Group, Inc.	47,382,684
145,918	Hilton Worldwide Holdings, Inc.	48,220,062
81,213	Home Depot, Inc.	28,642,201
140,533	JPMorgan Chase & Co.	46,000,667
213,513	KLA Corp.	64,419,007
53,503	Linde PLC	27,764,847
172,263	Mastercard, Inc., Class A	88,474,277
17,968	Mettler-Toledo International, Inc.(b)	22,954,300
240,300	Netflix, Inc.(b)	17,157,420
799,532	NVIDIA Corp.	159,978,358
491,427	O'Reilly Automotive, Inc.(b)	45,255,512
50,378	Parker-Hannifin Corp.	49,275,729
176,413	Progressive Corp.	38,537,420
67,872	Roper Technologies, Inc.	22,967,206
201,934	S&P Global, Inc.	82,239,641
41,771	Salesforce, Inc.	6,543,845
142,292	Schneider Electric SE	46,561,593
132,735	Trane Technologies PLC	65,194,123
44,426	Tyler Technologies, Inc.(b)	12,992,828
51,683	UnitedHealth Group, Inc.	21,481,005
		1,562,244,640
	Total Common Stocks (Identified Cost $1,302,539,738)	1,906,118,426

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 28.4%

Non-Convertible Bonds — 28.4%
	Argentina — 0.3%
$1,973,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(c)	$1,576,427
1,341,000	Pan American Energy LLC, 7.750%, 1/15/2037(d)	1,382,906
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(d)	1,802,378
2,530,000	YPF SA, 8.250%, 1/17/2034(d)	2,643,949
		7,405,660
	Australia — 1.9%
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,765,522
9,394,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	6,273,892
21,277,000	Australia Government Bonds, 4.250%, 3/21/2036, (AUD)	14,186,523
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(d)	14,830,299
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(d)	6,064,334
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(d)	4,460,328
85,000	Mineral Resources Ltd., 9.250%, 10/01/2028(d)	87,758
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,844,082
		54,512,738
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,611,699
	Brazil — 1.0%
650,000	Axia Energia SA, 4.625%, 2/04/2030(d)	625,138
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,495,137
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,197,994
5,100,000	Brazil Government International Bonds, 6.250%, 5/22/2036	5,049,000
43,401 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,309,773
25,149 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,911,193
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	1,050,475
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	516,206
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,401,376
		27,556,292
	Canada — 1.6%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(d)	72,070
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(d)	19,624
5,609,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(d)	5,295,171
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(d)	653,394
256,304	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(d)	251,362
551,320	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(d)	521,538
755,000	Antares Holdings LP, 3.750%, 7/15/2027(d)	741,360

Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(d)	$1,209,419
305,000	Antares Holdings LP, 7.950%, 8/11/2028(d)	315,292
1,581,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(d)	1,461,856
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,008,237
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,523,042
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,003,045
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,946,185
1,461,000	Canada Government Bonds, 2.500%, 11/01/2027, (CAD)	1,028,072
17,277,000	Canada Government Bonds, 2.750%, 3/01/2031, (CAD)	12,044,868
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,254,703
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,317,996
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,256,076
1,342,000	Open Text Corp., 3.875%, 12/01/2029(d)	1,233,895
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(d)	2,903,884
		44,061,089
	Chile — 0.8%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	519,311
975,000	Antofagasta PLC, 5.625%, 5/13/2032	996,782
510,000	Antofagasta PLC, 6.250%, 5/02/2034(d)	540,453
2,265,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.700%, 9/01/2030, (CLP)	2,424,967
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,628,013
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	715,243
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,416,220
2,550,000	Colbun SA, 5.375%, 9/11/2035(d)	2,518,800
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(d)	1,846,346
2,374,000	Corp. Nacional del Cobre de Chile, 5.950%, 1/08/2034(d)	2,446,523
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(d)	526,390
253,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(d)	230,640
525,000	Enel Chile SA, 4.875%, 6/12/2028	526,605
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,534,756
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(d)	1,120,967
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(d)	992,475
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(d)	926,498
		23,910,989
	China — 0.0%
1,312,000	Longfor Group Holdings Ltd., 4.500%, 1/16/2028	1,160,808
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,461,164
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,152,360
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	386,595
Principal Amount (‡)	Description	Value (†)

	Colombia — continued
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	$8,648,179
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(d)	1,225,003
		14,873,301
	Congo — 0.0%
1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(d)	1,223,927
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,663,069
	Dominican Republic — 0.1%
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(d)	492,200
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(d)	856,061
108,333	Dominican Republic International Bonds, 8.625%, 4/20/2027(d)	111,080
		1,459,341
	France — 0.1%
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(d)	1,019,555
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(d)	1,303,940
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,056,399
		3,379,894
	Germany — 0.1%
1,833,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,082,569
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(d)	337,153
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(d)	408,332
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(d)	678,825
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(d)	266,675
		3,773,554
	Guatemala — 0.1%
1,050,000	CT Trust, 5.125%, 2/03/2032(d)	997,269
2,625,000	Millicom International Cellular SA, 7.375%, 4/02/2032	2,710,664
		3,707,933
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,737,761
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(d)	2,484,146
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(d)	1,198,687
1,245,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.500%, 7/14/2028	1,204,475
		7,625,069
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,108,748
	Ireland — 0.2%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,966,172
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,221,810
		6,187,982

Principal Amount (‡)	Description	Value (†)

	Israel — 1.0%
$1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	$1,295,588
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,905,823
10,005,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	7,722,601
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	509,828
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,483,832
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,734,483
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,571,981
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,578,114
		27,802,250
	Italy — 0.7%
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(d)	2,412,209
9,615,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	11,004,599
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,143,911
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(d)	873,533
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(d)	1,885,659
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(d)	1,467,548
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(d)	829,405
		19,616,864
	Japan — 1.1%
1,117,719,400	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	6,894,612
1,637,400,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	9,340,617
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,394,963
774,000,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	3,867,168
266,100,000	Japan Government Twenty Year Bonds, 3.400%, 3/20/2046, (JPY)	1,588,155
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,785,061
2,540,000	Mizuho Financial Group, Inc., (fixed rate to 7/13/2031, variable rate thereafter), 4.965%, 7/13/2032	2,531,753
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,248,810
		30,651,139
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	6,643,009
7,628,470,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	4,661,322
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	1,871,994
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,490,757
Principal Amount (‡)	Description	Value (†)

	Korea — continued
$200,000	SK Hynix, Inc., 6.375%, 1/17/2028(d)	$205,141
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(d)	143,126
		16,015,349
	Luxembourg — 0.2%
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,022,508
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	282,185
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	944,575
1,403,000	Logicor Financing SARL, EMTN, 3.750%, 7/14/2032, (EUR)	1,580,427
		4,829,695
	Malaysia — 0.2%
9,404,000	Malaysia Government Bonds, 3.582%, 7/15/2032, (MYR)	2,312,663
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,430,548
		4,743,211
	Mexico — 1.5%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	866,336
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	799,932
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	860,320
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,660,833
2,580,000	Comision Federal de Electricidad, 6.045%, 1/28/2034(d)	2,525,794
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(d)	1,129,160
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	353,824
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,365,572
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(d)	757,149
2,264,724 (f)	Mexico Bonos, 8.000%, 4/15/2032, (MXN)	12,532,293
987,250 (f)	Mexico Bonos, 8.000%, 2/21/2036, (MXN)	5,265,691
554,445 (f)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,977,183
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,174,118
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,400,718
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	151,854
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	577,975
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,444,014
5,550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	5,530,020
1,070,000	Mexico Government International Bonds, 6.125%, 2/09/2038	1,049,670
		43,422,456
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(d)	3,477,652
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,715,428

Principal Amount (‡)	Description	Value (†)

	New Zealand — 1.3%
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	$477,031
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,810,854
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,361,967
4,593,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	2,518,546
39,711,000	New Zealand Government Bonds, 4.250%, 5/15/2036, (NZD)	22,341,410
		35,509,808
	Nigeria — 0.2%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(d)	2,412,470
1,176,000	Nigeria Government International Bonds, 7.143%, 2/23/2030	1,195,642
1,080,000	Nigeria Government International Bonds, 8.631%, 1/13/2036	1,170,386
		4,778,498
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,327,205
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,775,733
50,550,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	5,019,680
		9,122,618
	Panama — 0.0%
1,245,000	Generadora de Gatun SA, 6.874%, 9/30/2044(d)	1,286,190
	Paraguay — 0.0%
635,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(d)	635,406
	Peru — 0.0%
1,213,000	Banco de Credito del Peru SA, (fixed rate to 10/15/2031, variable rate thereafter), 5.650%, 1/15/2037(d)	1,218,277
	Poland — 0.2%
5,914,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	1,374,430
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,117,476
		4,491,906
	Romania — 0.1%
1,460,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(d)	1,697,046
	Singapore — 0.2%
8,344,000	Singapore Government Bonds, 2.750%, 3/01/2035, (SGD)	6,833,209
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(d)	1,284,514
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(d)	1,436,684
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,424,705
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,285,875
Principal Amount (‡)	Description	Value (†)

	South Africa — continued
$6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	$5,614,119
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(d)	18,711,045
		35,756,942
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	892,185
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,956,071
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	782,786
2,100,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	2,255,574
		7,886,616
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,068,277
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,802,472
	Switzerland — 0.1%
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(d)	2,716,556
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(d)(g)	696,040
		3,412,596
	United Arab Emirates — 0.0%
748,000	DP World Crescent Ltd., 5.500%, 9/13/2033	749,330
468,000	DP World Crescent Ltd., 5.500%, 5/08/2035	468,983
		1,218,313
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(d)	1,318,545
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,231,138
1,566,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(d)	1,542,024
855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(d)	884,926
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(d)	66,908
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(d)	141,080
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	944,026
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(d)	1,334,686
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,552,650
236,000	U.K. Gilts, 4.375%, 3/07/2028, (GBP)	314,123
12,109,000	U.K. Gilts, 4.750%, 10/22/2035, (GBP)	16,045,144
		34,375,250
	United States — 9.9%
910,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(d)	924,795
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(d)	1,080,144
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	966,953

Principal Amount (‡)	Description	Value (†)

	United States — continued
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	$287,373
425,000	Ashland, Inc., 3.375%, 9/01/2031(d)	395,520
420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(d)	415,591
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(d)	362,086
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(d)	1,716,821
4,174,000	Ball Corp., 5.500%, 9/15/2033	4,199,812
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	957,211
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,194,623
1,059,000	Block, Inc., 3.500%, 6/01/2031	974,847
1,168,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,143,524
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,199,139
365,000	Boeing Co., 5.150%, 5/01/2030	369,450
899,000	Boeing Co., 5.705%, 5/01/2040	914,144
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,309,685
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,597,317
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,714,890
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.247%, 12/15/2038(c)(d)	115,476
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.496%, 12/15/2038(c)(d)	879,202
3,892,000	Broadcom, Inc., 3.469%, 4/15/2034	3,494,977
989,000	Carnival Corp. Ltd., 5.750%, 3/15/2030(d)	1,001,202
1,864,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(d)	1,732,668
667,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(d)	632,417
4,829,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	4,768,040
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	248,351
188,000	Chemours Co., 5.750%, 11/15/2028(d)	187,848
150,000	Chord Energy Corp., 6.000%, 10/01/2030(d)	150,634
3,055,000	Chord Energy Corp., 6.750%, 3/15/2033(d)	3,100,232
516,000	Commercial Metals Co., 5.750%, 11/15/2033(d)	512,952
729,000	Commercial Metals Co., 6.000%, 12/15/2035(d)	727,113
4,587,000	Continental Resources, Inc., 2.875%, 4/01/2032(d)	4,035,969
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(d)	4,747,013
276,000	Core & Main LP, 6.000%, 7/01/2034(d)	277,298
192,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(d)	190,847
2,191,000	CSC Holdings LLC, 3.375%, 2/15/2031(d)	1,299,361
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(d)	1,185,438
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(d)	1,415,133
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(d)	1,653,075
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(d)	430,125
6,802,000	CSC Holdings LLC, 5.375%, 2/01/2028(d)	4,263,834
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(d)	114,778
805,000	CSC Holdings LLC, 7.500%, 4/01/2028(d)	217,464
2,248,000	CSC Holdings LLC, 11.250%, 5/15/2028(d)	1,449,843
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	945,983
50,000	Dillard's, Inc., 7.000%, 12/01/2028	51,902
8,000	Dillard's, Inc., 7.750%, 7/15/2026	7,985
Principal Amount (‡)	Description	Value (†)

	United States — continued
$3,784,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	$3,851,140
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	1,092,758
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(d)	1,691,459
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,640,431
443,000	Discovery Communications LLC, 6.350%, 6/01/2040	367,690
6,939,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	6,226,712
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(d)	6,317,096
795,000	DISH DBS Corp., 5.750%, 12/01/2028(d)	770,156
359,000	DISH DBS Corp., 7.750%, 7/01/2026	359,000
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	23,832,098
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(h)	1,735,602
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	942,363
588,000	Esab Corp., 5.625%, 4/01/2031(d)	588,638
5,777,000	Fair Isaac Corp., 6.000%, 5/15/2033(d)	5,688,775
345,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(d)	350,931
425,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(d)	439,408
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,877,296
700,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(d)	684,662
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(d)	466,586
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(d)	180,036
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(d)	579,399
2,330,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	2,274,898
3,109,000	HCA, Inc., 5.125%, 6/15/2039	2,963,552
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(d)	998,382
4,993,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(d)	4,569,956
274,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(d)	271,651
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(d)	446,472
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(d)	517,579
795,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.750%, 12/01/2031	741,966
71,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	77,470
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,780,904
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(d)	532,494
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(d)	761,260
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(g)	5,816,383

Principal Amount (‡)	Description	Value (†)

	United States — continued
$685,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(d)	$577,534
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(d)	223,514
612,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(d)	590,557
447,000	Matador Resources Co., 6.500%, 4/15/2032(d)	449,441
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	695,131
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(d)	214,486
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(d)	718,766
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(d)	427,405
868,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(d)	883,012
1,793,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	1,747,422
788,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	810,751
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,170,671
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(d)	1,032,673
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(d)	23,187
274,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(d)	286,635
575,000	ONEOK, Inc., 5.450%, 6/01/2047	527,011
1,477,000	Oracle Corp., 6.000%, 8/03/2055	1,257,520
3,281,000	Oracle Corp., 6.700%, 2/04/2056	3,088,113
1,425,000	Oracle Corp., 6.850%, 2/04/2066	1,326,372
710,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(d)	711,214
529,000	Paramount Global, 4.950%, 1/15/2031	491,726
471,000	Paramount Global, 7.875%, 7/30/2030	494,673
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(d)	1,285,280
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,926,321
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	302,077
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(d)	1,477,529
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,609,408
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	453,856
2,264,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(d)	2,311,945
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	531,321
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,263,197
2,193,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(d)	2,052,121
2,156,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	2,098,526
1,614,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	1,563,272
472,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	468,518
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(d)	3,310,847
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(d)	3,398,318
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(d)	408,839
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(d)	1,662,719
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(d)	1,085,095
1,454,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(d)	1,359,556
Principal Amount (‡)	Description	Value (†)

	United States — continued
$220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(d)	$213,977
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(d)	935,953
1,015,000	SM Energy Co., 6.750%, 8/01/2029(d)	1,033,492
280,000	SM Energy Co., 7.000%, 8/01/2032(d)	282,579
240,000	SM Energy Co., 8.375%, 7/01/2028(d)	245,151
1,185,000	SM Energy Co., 8.625%, 11/01/2030(d)	1,244,508
245,000	SM Energy Co., 8.750%, 7/01/2031(d)	255,911
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(d)	681,734
2,832,000	Space Exploration Technologies Corp., 6.650%, 7/15/2056(d)	2,732,329
28,000	Sunoco LP, 5.375%, 7/15/2031(d)	27,619
163,000	Sunoco LP, 5.625%, 3/15/2031(d)	161,811
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,773,588
1,174,000	Talen Energy Supply LLC, 6.125%, 5/01/2031(d)	1,174,022
875,000	Targa Resources Corp., 6.125%, 3/15/2033	921,771
764,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(d)	786,269
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	178,372
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	86,289
400,000	TopBuild Corp., 4.125%, 2/15/2032(d)	403,612
1,006,000	TopBuild Corp., 5.625%, 1/31/2034(d)	1,015,788
405,000	TransDigm, Inc., 6.750%, 8/15/2028(d)	409,058
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(d)	846,625
920,000	Travel & Leisure Co., 4.625%, 3/01/2030(d)	890,796
1,008,000	Travel & Leisure Co., 6.125%, 9/01/2033(d)	997,578
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(d)	2,805,713
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,200,805
1,198,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,100,241
14,117,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	14,027,114
5,605,000	U.S. Treasury Notes, 4.000%, 11/15/2035	5,421,962
1,903,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,763,585
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(d)	1,117,449
1,193,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(d)(g)	1,164,744
1,061,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(d)	1,085,571
4,380,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(d)	4,563,881
540,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(d)	562,559
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(d)	1,108,009
1,778,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(d)	1,951,378
824,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(d)	924,093
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,093,951
2,149,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	2,098,026
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	412,095
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	409,208

Principal Amount (‡)	Description	Value (†)

	United States — continued
$150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	$136,621
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	102,510
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	876,135
747,000	Yum! Brands, Inc., 3.625%, 3/15/2031	695,254
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,621,940
		278,854,523
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,968,695
	Total Non-Convertible Bonds (Identified Cost $826,929,458)	800,412,779

Convertible Bonds — 0.0%
	United States — 0.0%
158,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(h)	495,407
	Total Convertible Bonds (Identified Cost $159,363)	495,407

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified cost $114,991)	85,057
	Total Bonds and Notes (Identified Cost $827,203,812)	800,993,243

Senior Loans — 1.4%
	Ireland — 0.1%
79,623	Flutter Financing BV, 2024 Term Loan B, 11/30/2030(j)	78,807
1,406,394	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 11/30/2030(c)(k)	1,391,978
475,200	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.732%, 6/04/2032(c)(k)	472,677
		1,943,462
	United Kingdom — 0.2%
596,412	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(j)	575,913
6,068,977	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(c)(k)	5,860,386
		6,436,299
	United States — 1.1%
625,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.246%, 2/28/2033(c)(k)	629,950
598,500	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.375%, 1/02/2033(c)(k)	597,381
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 4/06/2028(c)(k)	100,208
Principal Amount (‡)	Description	Value (†)

	United States — continued
$887,867	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 6/22/2030(c)(k)	$887,423
880,425	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/23/2031(c)	879,183
40,472	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.125%, 5/27/2031(c)(k)	39,587
93,765	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(j)	93,882
495,147	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(c)(k)	495,765
103,000	BioMarin Pharmaceutical, Inc., Term Loan B, 4/27/2033(j)	102,948
2,650,000	BioMarin Pharmaceutical, Inc., Term Loan B, 6 mo. USD SOFR + 1.750%, 5.428%, 4/27/2033(c)(k)	2,648,675
399,000	CACI International, Inc., 2026 Incremental Term Loan B2, 1 mo. USD SOFR + 1.750%, 5.394%, 3/09/2033(c)(k)	398,002
202,945	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(c)(k)	202,452
646,750	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.144%, 10/08/2032(c)(k)	648,367
105,000	Core & Main LP, 2026 Term Loan B, 7/01/2033(j)	104,737
401,596	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 11/17/2031(j)	409,544
174,106	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(l)	177,552
95,894	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(c)	97,791
187,627	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.394%, 5/09/2031(c)(k)	187,246
2,417,560	Dayforce, Inc., 2026 Term Loan, 2/04/2033(j)	2,196,619
230,678	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6/03/2033(j)	230,658
1,897,789	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(c)(k)	1,897,618
612,250	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.374%, 3/04/2032(c)(k)	610,781
862,708	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(c)(k)	864,459
1,184,099	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	1,186,645
107,000	Gryphon Acquire Newco LLC, Term Loan B, 9/13/2032(j)	107,039
1,471,313	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 2.750%, 6.414%, 9/13/2032(c)(k)	1,471,842
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.398%, 11/08/2030(c)	747,471
806,950	Kaseya, Inc., 2025 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.913%, 3/22/2032(c)(k)	620,899

Principal Amount (‡)	Description	Value (†)

	United States — continued
$98,257	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.639%, 4/16/2029(c)(k)	$98,257
194,513	Medline Borrower LP, 2026 Term Loan B, 5/30/2033(j)	193,213
2,578,537	Medline Borrower LP, 2026 Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 5/30/2033(c)(k)	2,561,313
795,791	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.482%, 3/11/2032(c)(k)	793,602
2,066,970	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.419%, 4/16/2031(c)(k)	2,063,808
35,960	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.652%, 8/18/2032(c)(k)	35,886
470,000	QXO, Inc., 2026 Term Loan B, 4/30/2032(j)	468,693
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.633%, 2/11/2028(c)(k)	229,561
151,690	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.644%, 9/15/2031(c)(k)	151,264
753,113	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.413%, 10/29/2032(c)(k)	755,937
148,129	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 10/08/2031(c)(k)	148,175
199,000	Tory Burch LLC, 2026 Term Loan B, 4/30/2031(j)	198,047
790,000	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(c)(k)	786,216
2,028,231	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.394%, 6/24/2031(c)(k)	2,022,248
480,775	TransDigm, Inc., 2026 Term Loan N, 2/13/2033(j)	480,698
309,225	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.144%, 2/13/2033(c)(k)	309,176
2,826	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(j)	2,770
26,780	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(j)	26,253
128,171	Truist Insurance Holdings LLC, 2024 Term Loan B, 5/06/2031(j)	124,999
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.482%, 5/06/2031(c)(k)	263,809
163,329	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.144%, 2/14/2031(c)(k)	164,554
2,038,400	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.394%, 5/24/2030(c)(k)	2,038,604
		32,551,807
	Total Senior Loans (Identified Cost $41,344,795)	40,931,568

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.034%, 7/22/2038(c)(d)	451,139
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 4.977%, 1/25/2038(c)(d)	1,698,814
Principal Amount (‡)	Description	Value (†)

$455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 4.976%, 10/23/2038(c)(d)	$455,577
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.955%, 10/19/2038(c)(d)	315,118
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2038(c)(d)	510,375
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.985%, 4/20/2038(c)(d)	250,330
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.025%, 10/20/2038(c)(d)	665,724
380,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 4.933%, 10/15/2038(c)(d)	380,529
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.007%, 10/25/2038(c)(d)	305,535
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.045%, 7/20/2037(c)(d)	530,000
530,000	OCP CLO Ltd., Series 2020-18AR, Class A1R3, 3 mo. USD SOFR + 1.220%, 0.000%, 7/21/2039(c)(d)(m)	529,997
760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.935%, 7/18/2037(c)(d)	760,460
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.925%, 10/19/2038(c)(d)	475,712
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.963%, 10/15/2038(c)(d)	565,981
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 4.983%, 10/15/2038(c)(d)	650,838
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.043%, 7/15/2037(c)(d)	676,091
	Total Collateralized Loan Obligations (Identified Cost $9,216,328)	9,222,220

Short-Term Investments — 2.1%
48,762,736	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $48,765,648 on 7/01/2026 collateralized by $31,344,400 U.S. Treasury Inflation Indexed Bond, 1.750% due 1/15/2028 valued at $49,738,251 including accrued interest(n)	48,762,736
5,814,000	U.S. Treasury Bills, 3.638%, 11/27/2026(o)	5,723,281
3,873,000	U.S. Treasury Bills, 3.642%, 12/03/2026(o)	3,809,864
	Total Short-Term Investments (Identified Cost $58,301,473)	58,295,881
	Total Investments — 99.8% (Identified Cost $2,238,606,146)	2,815,561,338
	Other assets less liabilities — 0.2%	5,706,305
	Net Assets — 100.0%	$2,821,267,643

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Securities subject to restriction on resale. At June 30, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Constellation Software, Inc.	2/20/2026-6/17/2026	$18,234,842	$17,841,417	0.6%

(b)	Non-income producing security.
(c)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$252,765,492 or 9.0% of net assets.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Perpetual bond with no specified maturity date.
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(l)	Unfunded, or partially unfunded, commitment.
(m)	New issue unsettled as of June 30, 2026. Coupon rate does not take effect until settlement date.

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/16/2026	CLP	S	2,300,000,000	$2,517,651	$2,497,245	$20,406
Bank of America N.A.	9/16/2026	JPY	B	2,305,295,000	14,496,249	14,264,805	(231,444)
Bank of America N.A.	9/16/2026	KRW	S	21,080,029,000	13,780,499	13,628,008	152,491
Bank of America N.A.	9/15/2026	MXN	S	273,885,000	15,606,072	15,565,625	40,447
Bank of America N.A.	9/16/2026	ZAR	B	143,995,000	8,842,838	8,736,925	(105,913)
Bank of America N.A.	9/16/2026	ZAR	S	143,995,000	8,682,374	8,736,925	(54,551)
Deutsche Bank AG	9/02/2026	BRL	S	44,541,000	8,665,227	8,501,164	164,063
Deutsche Bank AG	9/16/2026	IDR	S	37,000,000,000	2,024,292	2,056,619	(32,327)
HSBC Bank USA N.A.	9/16/2026	AUD	S	23,085,000	16,231,294	15,961,265	270,029
HSBC Bank USA N.A.	9/16/2026	CAD	S	38,487,000	27,655,859	27,228,536	427,323
HSBC Bank USA N.A.	9/16/2026	CNH	B	394,447,000	58,556,308	58,383,803	(172,505)
Morgan Stanley & Co. International PLC	9/16/2026	EUR	B	66,926,000	77,591,997	76,711,517	(880,480)
Morgan Stanley & Co. International PLC	9/16/2026	NZD	S	59,417,000	34,445,865	33,831,801	614,064
Royal Bank of Canada	9/16/2026	GBP	S	8,142,000	10,905,134	10,799,899	105,235

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/16/2026	COP	S	25,969,789,000	$7,098,092	$7,463,186	$(365,094)
UBS AG	9/16/2026	SEK	S	36,000,000	3,841,578	3,728,398	113,180
Total							$64,924

At June 30, 2026, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	9/16/2026	NOK	30,959,000	EUR	2,837,490	$3,252,370	$128,027
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/21/2026	508	$55,297,571	$55,824,437	$526,866
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	2,347	250,332,518	251,239,015	906,497
Eurex 10 Year Euro BUND Futures	9/08/2026	195	28,027,196	28,372,241	345,045
Total					$1,778,408

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	461	$95,044,937	$95,027,226	$17,711
CBOT U.S. Long Bond Futures	9/21/2026	113	12,442,310	12,825,500	(383,190)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	116	13,052,709	13,474,125	(421,416)
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	451	50,021,493	50,723,406	(701,913)
Total					$(1,488,808)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$17,841,417	$ —	$ —	$17,841,417
France	—	7,790,958	—	7,790,958
Japan	—	35,666,726	—	35,666,726
Netherlands	—	94,745,451	—	94,745,451
Sweden	—	43,438,436	—	43,438,436
Taiwan	—	111,156,364	—	111,156,364
United Kingdom	—	33,234,434	—	33,234,434
United States	1,515,683,047	46,561,593	—	1,562,244,640
Total Common Stocks	1,533,524,464	372,593,962	—	1,906,118,426
Bonds and Notes(a)	—	800,993,243	—	800,993,243
Collateralized Loan Obligations	—	9,222,220	—	9,222,220
Senior Loans(a)	—	40,931,568	—	40,931,568
Short-Term Investments	—	58,295,881	—	58,295,881
Total Investments	1,533,524,464	1,282,036,874	—	2,815,561,338
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,035,265	—	2,035,265
Futures Contracts (unrealized appreciation)	1,796,119	—	—	1,796,119
Total	$1,535,320,583	$1,284,072,139	$ —	$2,819,392,722

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,842,314)	$ —	$(1,842,314)
Futures Contracts (unrealized depreciation)	(1,506,519)	—	—	(1,506,519)
Total	$(1,506,519)	$(1,842,314)	$ —	$(3,348,833)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at June 30, 2026 (Unaudited)
United States Dollar	75.1%
Euro	6.9
New Taiwan Dollar	3.9
British Pound	2.4
Japanese Yen	2.2
Other, less than 2% each	9.3
Total Investments	99.8
Other assets less liabilities (including forward foreign currency and futures contracts)	0.2
Net Assets	100.0%